Shareholder Report, Holdings (Details)	May 31, 2026
C000234172 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000234172 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
C000234172 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000234172 [Member] | Refining [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000234172 [Member] | Industrial Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000234172 [Member] | Food Beverages And Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000234172 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000234172 [Member] | Gaming [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000234172 [Member] | Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000234172 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
C000234172 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
C000234172 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
C000234172 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[1]
C000234172 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000234173 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000234173 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[2]
C000234173 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000234173 [Member] | Refining [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000234173 [Member] | Industrial Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000234173 [Member] | Food Beverages And Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000234173 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000234173 [Member] | Gaming [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000234173 [Member] | Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[2]
C000234173 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[2]
C000234173 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[2]
C000234173 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[2]
C000234173 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[2]
C000234173 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000234177 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000234177 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000234177 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000234177 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000234177 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000234177 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000234177 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[3]
C000234177 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	79.00%	[3]
C000234177 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000234177 [Member] | Credit Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000234176 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000234176 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000234176 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000234176 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000234176 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000234176 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000234176 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[4]
C000234176 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	79.00%	[4]
C000234176 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000234176 [Member] | Credit Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000234180 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000234180 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%	[5]
C000234180 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000234181 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000234181 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%	[6]
C000234181 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]

[1]	Percentage of total investments as of May 31, 2026.
[2]	Percentage of total investments as of May 31, 2026.
[3]	Percentage of total investments as of May 31, 2026.
[4]	Percentage of total investments as of May 31, 2026.
[5]	Percentage of total investments as of May 31, 2026.
[6]	Percentage of total investments as of May 31, 2026.